INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES
	December 31,
	2016	2015

Raw materials	$21,462	$14,190
Work in process	3,437	991
Finished products	22,477	34,171

	$47,376	$49,352